Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt Obligations
Debt obligations as of December 31, 2020 and 2019, consisted of the following (in thousands):

	December 31,
	2020	2019
Line of credit	$3,000	$3,000
2019 Term Loan	2,417	3,000
2018 Term Loan	5,650	8,815
2020 Term Loan	2,000	—

Total debt	13,067	14,815
Less: unamortized debt discount	(350)	(437)

Total debt, net of debt discount	12,717	14,378
Less: current portion of long-term debt	(8,215)	(6,748)

Long-term debt	$4,502	$7,630

Schedule of Maturities of Long-term Debt
The future principal payments and final payment fee for the Company’s outstanding debt obligations as of December 31, 2020 were as follows (in thousands):

December 31, 2020
2021	$8,215
2022	4,102
2023	750
2024	—

Total	$13,067